TotalAccumulatorSM Variable Adjustable Life Insurance
Individual Flexible Premium Variable Adjustable Life Insurance Policies

Issued by:
Lincoln Benefit Life Company

In connection with:
Lincoln Benefit Life Variable Life Account

Street Address:
701 O Street, Suite 500
Lincoln, NE 68508

Mailing Address:
Lincoln Benefit Life Company
Policyholder Services
P.O. Box 4324,
Clinton, IA 52733-4324

Telephone Number: 1-844-768-6780
Fax Number: 1-844-768-6772

Updating Summary Prospectus

May 1, 2026

The prospectus for the TotalAccumulatorSM Flexible Premium Variable Adjustable Life Insurance Policies (“the Policies”) contains more information about the Policies, including its features, benefits and risk. You can find the current prospectus and other information about the Policies online at www.life.lbl.com. You can also obtain this information at no cost by calling 1-844-768-6780 or by sending a letter to our mailing address at: P.O. Box 4324, Clinton, IA 52733-4324.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov. This Summary Prospectus incorporates by reference the prospectus and Statement of Additional Information (SAI), both dated May 1, 2026, as amended or supplemented. The SAI may be obtained, free of charge in the same manner as the prospectus.

The Securities and Exchange Commission has not approved or disapproved this contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

i

Special Terms
Beneficiary(ies) - The person(s) named by you to receive the Death Benefit under the Policy.
Company - Lincoln Benefit Life Company, sometimes referred to as “Lincoln Benefit.”
Death Benefit - The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or Policy Charges.
Face Amount - The initial amount of insurance under your Policy, adjusted for any changes in accordance with the terms of your Policy.
Fixed Account - The portion of the Policy Value allocated to our general account.
Grace Period - A 61-day period during which the Policy remains in force so as to permit you to pay sufficient additional Premium to keep the Policy from lapsing.
Insured - The person whose life is covered by your Policy.
Issue Date - The date on which the Policy is issued, which shall be used to determine Policy Anniversaries, Policy Years and Policy Months.
Loan Account - An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.
Monthly Activity Day - The same day in each month as the Issue Date. If a month does not have that day, the deduction will be made as of the last day of the month. The day of the month on which Monthly Deductions are taken from your Policy Value.
Monthly Deduction - The amount deducted from Policy Value on each Monthly Activity Day for the policy fee, mortality and expense risk charge, administrative expense charge, cost of insurance charge, and the cost of any benefit riders.
Policy Anniversary - The same day and month as the Issue Date for each subsequent year the Policy remains in force.
Policy Debt - The sum of all unpaid Policy loans and accrued loan interest.
Policy Month - A one month period beginning on the same day of the month as the issue date of the policy.
Policy Owner (“You” “Your”) - The person(s) having the rights of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership rights may be modified by the plan.
Policy Value - The sum of the values of your interests in the Sub-Accounts of the Separate Account, the Fixed Account and the Loan Account. The amount from which the Monthly Deductions are made and the Death Benefit is determined.
Policy Year - Each twelve-month period beginning on the Issue Date and each Policy Anniversary.
Portfolio Company - The underlying funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.
Premium - Amounts paid to us as premium for the Policy by you or on your behalf.
SAI - Statement of Additional Information, which is available upon request.
Safety Net Premium - A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy loans made by you, are at least as great as the monthly Safety Net Premium amount times the number of months since the Issue Date.

ii

Separate Account - Lincoln Benefit Life Variable Life Account, which is a segregated investment account of Lincoln Benefit.
Sub-Account - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.
We - Our company, Lincoln Benefit Life Company, sometimes referred to as “Lincoln Benefit.”
You, Your - The person having the rights and privileges of ownership in the Policy.

iii

Updated Information About Your Policy
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since the Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since your Policy was issued:

•None

1
UPDATING SUMMARY PROSPECTUS

Important Information You Should Consider About the Policy

Fees and Expenses				Location(s) in Prospectus
Charges for Early Withdrawals
If you surrender your Policy within the first 10 Policy Years, you will be assessed a surrender charge of up to $49.00 per $1,000 of Face Amount.

For example, if you surrender your Policy within the first 10 Policy Years, you could pay a surrender charge of up to $4,900 on a Policy with a $100,000 Face Amount.
				Charges and Deductions- Surrender Charge
Transaction Charges
In addition to surrender charges, you may also be charged for other transactions, such as a Premium Expense Charge when you pay a Premium, a Surrender Charge when you Surrender your Policy during the first 10 Policy Years, a Partial Withdrawal Service Fee when you make a withdrawal, a Transfer Fee for certain Transfers of Policy Value, and interest when you have a Policy Loan.
				Fee Tables - Transaction Fees
Ongoing Fees and Expenses (as Annual Charges)
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance ("COI") under the Policy and the cost of optional benefits available under the Policy. Such fees and expenses are set based on characteristics of the insured (e.g., age, sex, and rating classification). You should view the Policy specifications page of your Policy for rates applicable to the Policy.

You will also bear expenses associated with the Portfolios under the Policy, as shown in the following table:
				Fee Tables
	Annual Fee	Minimum	Maximum
	Investment Options (Portfolio fees and expenses)	0.19%	1.25%

Risks		Location(s) in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.	Principal Risks of Investing in the Policy
Not a Short-Term Investment	The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.	Principal Risks of Investing in the Policy
Risks Associated with Investment Options	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options, or Portfolios, available under the Policy. Each Portfolio (including any fixed account investment option) will have its own unique risks, and investors should review these investment options before making an investment decision.	Principal Risks of Investing in the Policy and Portfolios and the Fixed Account
2
UPDATING SUMMARY PROSPECTUS

Insurance Company Risks	An investment in the Policy is subject to the risks related to the Depositor, Lincoln Benefit, including that any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of the Depositor. More information about the Depositor including its financial strength ratings is available upon request by calling toll-free 1-844-768-6780.	Principal Risks of Investing in the Policy and Lincoln Benefit Life Company and the Separate Account
Contract Lapse
Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges and the Safety Net Premium feature or the Coverage Guarantee Rider is not in effect. Your Policy may also lapse due to insufficient Premium payments, withdrawals, unpaid loans or loan interest.

There is a cost associated with reinstating a lapsed Policy. Death benefits will not be paid if the Policy has lapsed.
Lapse and Reinstatement; Principal Risks of Investing in the Policy; Policy Loans; and Purchase of Policy and Premiums

Restrictions		Location(s) in Prospectus
Investment Options
You currently may not have Policy Value in more than twenty-one (21) investment options, counting each Sub-Account and the Fixed Account as one option.

While you also may transfer amounts from the Fixed Account, certain restrictions may apply.

Transfers are subject to the excessive trading and market timing policies described in this Prospectus.

If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the 1940 Act.
Transfers; Transfers - Market Timing & Excessive Trading; and Portfolios and the Fixed Account
Optional Benefits	Optional benefits are subject to additional charges. Certain optional benefits are available only at the time your Policy is issued and may not be available for all Insureds.	Optional Benefits Under the Policy

Taxes	Location(s) in Prospectus
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. There is no additional tax benefit to the investor if the Policy is purchased through a tax-qualified plan or individual retirement account (“IRA”). Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Federal Taxes

Conflicts of Interest		Location(s) in Prospectus
Investment Professional Compensation	Some investment professionals have and may continue to receive compensation for selling the Policy to investors, which may include commissions, revenue sharing, compensation from affiliates and third parties. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.	Distribution
Exchanges
Some investment professionals may have a financial incentive to offer an investor a new policy in place of the one he or she already owns. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing Policy.

3
UPDATING SUMMARY PROSPECTUS

Appendix A – Portfolios Available Under Your Policy
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.life.lbl.com. You can also request this information at no cost by calling 1-844-768-6780 or by sending an email request to service@lbl.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A	0.82%	2.89%	8.75%	8.55%
	AllianceBernstein L.P.
Long-term growth of capital.	AB VPS International Value Portfolio - Class A	0.92%	41.70%	10.47%	6.64%
	AllianceBernstein L.P.
Long-term growth of capital.	AB VPS Relative Value Portfolio - Class A	0.60%	10.47%	11.42%	10.57%
	AllianceBernstein L.P.
Long-term growth of capital.	AB VPS Small Cap Growth Portfolio - Class A	0.90%	4.80%	-0.44%	11.26%
	AllianceBernstein L.P.
Current income and long-term capital appreciation.	Alger Balanced Portfolio - Class I-2	0.94%	16.15%	11.02%	10.41%
	Fred Alger Management, LLC
Long-term capital appreciation.	Alger Capital Appreciation Portfolio - Class I-2	0.94%	32.87%	16.33%	18.17%
	Fred Alger Management, LLC
Long-term capital appreciation.	Alger Large Cap Growth Portfolio - Class I-2	0.85%	30.27%	11.12%	16.73%
	Fred Alger Management, LLC
Long-term capital appreciation.	Alger Mid Cap Growth Portfolio - Class I-2	0.92%	16.77%	3.01%	11.68%
	Fred Alger Management, LLC
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund℠ Portfolio - Initial Class	0.54%	21.52%	15.37%	15.78%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks capital appreciation.	Fidelity® VIP Emerging Markets Portfolio - Initial Class	0.87%	41.20%	5.88%	10.93%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK, FMR Japan, FIA, FIA (UK))
Seeks reasonable Income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	0.46%	19.02%	12.51%	11.60%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio - Initial Class	0.25%	4.13%	3.10%	2.03%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
A-1

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Initial Class	0.55%	14.92%	13.70%	17.45%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks high total return through a combination of current income and capital appreciation.	Fidelity® VIP Growth & Income Portfolio - Initial Class	0.47%	21.50%	16.11%	13.84%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio - Initial Class	0.81%	10.36%	4.22%	5.59%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	0.37%	7.22%	0.06%	2.71%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Initial Class	0.55%	11.75%	10.10%	10.59%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity® VIP Real Estate Portfolio - Initial Class	0.60%	3.10%	4.23%	3.87%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks capital appreciation.	Fidelity® VIP Value Strategies Portfolio - Initial Class	0.59%	7.99%	12.14%	10.82%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio - Service Class	0.19%	17.66%	14.20%	14.59%
	Fidelity Management & Research Company (FMR) (Subadviser Geode Capital Management, LLC (Geode))
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.	Franklin Income VIP Fund - Class 1	0.47%	12.87%	7.92%	7.57%
	Franklin Advisers, Inc.
Seeks capital appreciation. Under normal market conditions, the fund invests primarily in US & foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Global Discovery VIP Fund - Class 1	0.91%	23.62%	12.27%	8.79%
	Franklin Mutual Advisers, LLC
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. & foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund - Class 1	0.69%	11.81%	9.49%	7.80%
	Franklin Mutual Advisers, LLC
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund - Class 1	0.66%	7.90%	9.13%	10.09%
	Franklin Mutual Advisers, LLC
A-2

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Small-Mid Cap Growth VIP Fund - Class 1	0.84%	2.70%	1.27%	10.16%
	Franklin Advisers, Inc.
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. & foreign debt securities, including those in emerging markets.	Franklin Strategic Income VIP Fund - Class 1	0.82%	7.42%	2.15%	3.36%
	Franklin Advisers, Inc.
Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin U.S. Government Securities VIP Fund - Class 1	0.54%	7.01%	0.26%	1.39%
	Franklin Advisers, Inc.
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund - Class 1	0.50%	16.09%	-0.69%	0.11%
	Franklin Advisers, Inc.
Long-term capital appreciation.	Invesco V.I. American Value Fund - Series I	0.89%	11.67%	10.35%	14.87%
	Invesco Advisers, Inc.
Total return, comprised of current income and capital appreciation.	Invesco V.I. Core Plus Bond Fund - Series I	0.62%	7.09%	-0.11%	2.99%
	Invesco Advisers, Inc.
Capital appreciation and current income.	Invesco V.I. Equity and Income Fund - Series I	0.57%	12.81%	8.94%	8.92%
	Invesco Advisers, Inc.
To seek capital appreciation.	Invesco V.I. Global Fund - Series I	0.81%	15.32%	7.28%	11.00%
	Invesco Advisers, Inc.
To seek total return.	Invesco V.I. Global Strategic Income Fund - Series I	0.95%	12.98%	1.65%	3.01%
	Invesco Advisers, Inc.
Total return, comprised of current income and capital appreciation.	Invesco V.I. Government Securities Fund - Series I	0.70%	7.37%	0.04%	1.60%
	Invesco Advisers, Inc.
To seek long-term growth of capital and income.	Invesco V.I. Growth and Income Fund - Series I	0.75%	15.62%	12.85%	10.73%
	Invesco Advisers, Inc.
To seek capital appreciation.	Invesco V.I. International Growth Fund - Series I	1.00%	16.32%	2.15%	5.64%
	Invesco Advisers, Inc.
To seek capital appreciation.	Invesco V.I. Main Street Fund® - Series I	0.80%	15.93%	12.47%	12.53%
	Invesco Advisers, Inc.
To seek capital appreciation.	Invesco V.I. Main Street Small Cap Fund® - Series I	0.84%	8.70%	8.34%	10.59%
	Invesco Advisers, Inc.
Long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio - Institutional Shares	0.62%	15.11%	8.48%	10.14%
	Janus Henderson Investors US LLC
Long-term growth of capital.	Janus Henderson Enterprise Portfolio - Institutional Shares	0.72%	7.67%	7.62%	12.79%
	Janus Henderson Investors US LLC
A-3

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio - Institutional Shares	0.57%	7.40%	-0.23%	2.32%
	Janus Henderson Investors US LLC
Long-term growth of capital.	Janus Henderson Forty Portfolio - Institutional Shares	0.62%	18.14%	11.65%	16.24%
	Janus Henderson Investors US LLC
Long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio - Institutional Shares	0.73%	25.15%	13.71%	21.48%
	Janus Henderson Investors US LLC
Capital appreciation.	Janus Henderson Mid Cap Value Portfolio - Institutional Shares	0.83%	6.50%	8.69%	8.66%
	Janus Henderson Investors US LLC
Long-term growth of capital.	Janus Henderson Overseas Portfolio - Institutional Shares	0.72%	28.87%	9.44%	9.24%
	Janus Henderson Investors US LLC
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I	1.25%	32.96%	4.37%	7.27%
	Morgan Stanley Investment Management Inc. (Subadviser Morgan Stanley Investment Management Company)
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Morgan Stanley VIF Growth Portfolio - Class I	0.57%	35.72%	3.41%	17.76%
	Morgan Stanley Investment Management Inc.
Capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	0.60%	20.33%	10.82%	10.63%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio Class I	0.59%	15.07%	6.89%	7.53%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Current income and preservation of capital.	Morningstar Conservative ETF Asset Allocation Portfolio Class I	0.58%	9.11%	2.45%	3.76%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio Class I	0.57%	18.15%	9.08%	9.32%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	0.59%	11.94%	4.68%	5.73%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)

A-4

This Updating Summary Prospectus incorporates by reference the Policies’ Prospectus and Statement of Additional Information (“SAI”), both dated May 1, 2026, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Edgar Contract Identifier: C000060458
LBL7567RESUSP-5

TotalAccumulatorSM Variable Adjustable Life Insurance
Individual Flexible Premium Variable Adjustable Life Insurance Policies

Issued by:
Lincoln Benefit Life Company

In connection with:
Lincoln Benefit Life Variable Life Account

Street Address:
701 O Street, Suite 500
Lincoln, NE 68508

Mailing Address:
PO Box 82207
Lincoln, NE 68501
Telephone Number: 1-833-879-0774
Fax Number: 1-833-636-0035
Updating Summary Prospectus
May 1, 2026

The prospectus for the TotalAccumulatorSM Flexible Premium Variable Adjustable Life Insurance Policies (“the Policies”) contains more information about the Policies, including its features, benefits and risk. You can find the current prospectus and other information about the Policies online at www.everlakelife.com/totalaccumulator-vul. You can also obtain this information at no cost by calling 1-833-879-0774 or by sending a letter to our mailing address at: PO Box 82207; Lincoln, NE 68501.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov. This Summary Prospectus incorporates by reference the prospectus and Statement of Additional Information (SAI), both dated May 1, 2026, as amended or supplemented. The SAI may be obtained, free of charge in the same manner as the prospectus.

The Securities and Exchange Commission has not approved or disapproved this contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

i

Special Terms
Beneficiary(ies) - The person(s) named by you to receive the Death Benefit under the Policy.
Company - Lincoln Benefit Life Company, sometimes referred to as “Lincoln Benefit.”
Death Benefit - The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or Policy Charges.
Face Amount - The initial amount of insurance under your Policy, adjusted for any changes in accordance with the terms of your Policy.
Fixed Account - The portion of the Policy Value allocated to our general account.
Grace Period - A 61-day period during which the Policy remains in force so as to permit you to pay sufficient additional Premium to keep the Policy from lapsing.
Insured - The person whose life is covered by your Policy.
Issue Date - The date on which the Policy is issued, which shall be used to determine Policy Anniversaries, Policy Years and Policy Months.
Loan Account - An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.
Monthly Activity Day - The same day in each month as the Issue Date. If a month does not have that day, the deduction will be made as of the last day of the month. The day of the month on which Monthly Deductions are taken from your Policy Value.
Monthly Deduction - The amount deducted from Policy Value on each Monthly Activity Day for the policy fee, mortality and expense risk charge, administrative expense charge, cost of insurance charge, and the cost of any benefit riders.
Policy Anniversary - The same day and month as the Issue Date for each subsequent year the Policy remains in force.
Policy Debt - The sum of all unpaid Policy loans and accrued loan interest.
Policy Month - A one month period beginning on the same day of the month as the issue date of the policy.
Policy Owner (“You” “Your”) - The person(s) having the rights of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership rights may be modified by the plan.
Policy Value - The sum of the values of your interests in the Sub-Accounts of the Separate Account, the Fixed Account and the Loan Account. The amount from which the Monthly Deductions are made and the Death Benefit is determined.
Policy Year - Each twelve-month period beginning on the Issue Date and each Policy Anniversary.
Portfolio Company - The underlying funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.
Premium - Amounts paid to us as premium for the Policy by you or on your behalf.
SAI - Statement of Additional Information, which is available upon request.
Safety Net Premium - A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy loans made by you, are at least as great as the monthly Safety Net Premium amount times the number of months since the Issue Date.

ii

Separate Account - Lincoln Benefit Life Variable Life Account, which is a segregated investment account of Lincoln Benefit.
Sub-Account - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.
We - Our company, Lincoln Benefit Life Company, sometimes referred to as “Lincoln Benefit.”
You, Your - The person having the rights and privileges of ownership in the Policy.

iii

Updated Information About Your Policy
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since the Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since your Policy was issued:

•None

UPDATING SUMMARY PROSPECTUS

Important Information You Should Consider About the Policy

Fees and Expenses				Location(s) in Prospectus
Charges for Early Withdrawals
If you surrender your Policy within the first 10 Policy Years, you will be assessed a surrender charge of up to $49.00 per $1,000 of Face Amount.

For example, if you surrender your Policy within the first 10 Policy Years, you could pay a surrender charge of up to $4,900 on a Policy with a $100,000 Face Amount.
				Charges and Deductions- Surrender Charge
Transaction Charges
In addition to surrender charges, you may also be charged for other transactions, such as a Premium Expense Charge when you pay a Premium, a Surrender Charge when you Surrender your Policy during the first 10 Policy Years, a Partial Withdrawal Service Fee when you make a withdrawal, a Transfer Fee for certain Transfers of Policy Value, and interest when you have a Policy Loan.
				Fee Tables - Transaction Fees
Ongoing Fees and Expenses (as Annual Charges)
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance ("COI") under the Policy and the cost of optional benefits available under the Policy. Such fees and expenses are set based on characteristics of the insured (e.g., age, sex, and rating classification). You should view the Policy specifications page of your Policy for rates applicable to the Policy.

You will also bear expenses associated with the Portfolios under the Policy, as shown in the following table:
				Fee Tables
	Annual Fee	Minimum	Maximum
	Investment Options (Portfolio fees and expenses)	0.19%	1.25%

Risks		Location(s) in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.	Principal Risks of Investing in the Policy
Not a Short-Term Investment	The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.	Principal Risks of Investing in the Policy
Risks Associated with Investment Options	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options, or Portfolios, available under the Policy. Each Portfolio (including any fixed account investment option) will have its own unique risks, and investors should review these investment options before making an investment decision.	Principal Risks of Investing in the Policy and Portfolios and the Fixed Account

UPDATING SUMMARY PROSPECTUS

Insurance Company Risks	An investment in the Policy is subject to the risks related to the Depositor, Lincoln Benefit, including that any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of the Depositor. More information about the Depositor including its financial strength ratings is available upon request by calling toll-free 1-833-879-0774.	Principal Risks of Investing in the Policy and Lincoln Benefit Life Company and the Separate Account
Contract Lapse
Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges and the Safety Net Premium feature or the Coverage Guarantee Rider is not in effect. Your Policy may also lapse due to insufficient Premium payments, withdrawals, unpaid loans or loan interest.

There is a cost associated with reinstating a lapsed Policy. Death benefits will not be paid if the Policy has lapsed.
Lapse and Reinstatement; Principal Risks of Investing in the Policy; Policy Loans; and Purchase of Policy and Premiums

Restrictions		Location(s) in Prospectus
Investment Options
You currently may not have Policy Value in more than twenty-one (21) investment options, counting each Sub-Account and the Fixed Account as one option.

While you also may transfer amounts from the Fixed Account, certain restrictions may apply.

Transfers are subject to the excessive trading and market timing policies described in this Prospectus.

If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the 1940 Act.
Transfers; Transfers - Market Timing & Excessive Trading; and Portfolios and the Fixed Account
Optional Benefits	Optional benefits are subject to additional charges. Certain optional benefits are available only at the time your Policy is issued and may not be available for all Insureds.	Optional Benefits Under the Policy

Taxes	Location(s) in Prospectus
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. There is no additional tax benefit to the investor if the Policy is purchased through a tax-qualified plan or individual retirement account (“IRA”). Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Federal Taxes

Conflicts of Interest		Location(s) in Prospectus
Investment Professional Compensation	Some investment professionals have and may continue to receive compensation for selling the Policy to investors, which may include commissions, revenue sharing, compensation from affiliates and third parties. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.	Distribution
Exchanges
Some investment professionals may have a financial incentive to offer an investor a new policy in place of the one he or she already owns. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing Policy.

UPDATING SUMMARY PROSPECTUS

Appendix A – Portfolios Available Under Your Policy
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at
https://www.everlakelife.com/totalaccumulator-vul. You can also request this information at no cost by calling 1-833-879-0774 or by sending an email request to ELCustomerservice@everlake.nttdata.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A	0.82%	2.89%	8.75%	8.55%
	AllianceBernstein L.P.
Long-term growth of capital.	AB VPS International Value Portfolio - Class A	0.92%	41.70%	10.47%	6.64%
	AllianceBernstein L.P.
Long-term growth of capital.	AB VPS Relative Value Portfolio - Class A	0.60%	10.47%	11.42%	10.57%
	AllianceBernstein L.P.
Long-term growth of capital.	AB VPS Small Cap Growth Portfolio - Class A	0.90%	4.80%	-0.44%	11.26%
	AllianceBernstein L.P.
Current income and long-term capital appreciation.	Alger Balanced Portfolio - Class I-2	0.94%	16.15%	11.02%	10.41%
	Fred Alger Management, LLC
Long-term capital appreciation.	Alger Capital Appreciation Portfolio - Class I-2	0.94%	32.87%	16.33%	18.17%
	Fred Alger Management, LLC
Long-term capital appreciation.	Alger Large Cap Growth Portfolio - Class I-2	0.85%	30.27%	11.12%	16.73%
	Fred Alger Management, LLC
Long-term capital appreciation.	Alger Mid Cap Growth Portfolio - Class I-2	0.92%	16.77%	3.01%	11.68%
	Fred Alger Management, LLC
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund℠ Portfolio - Initial Class	0.54%	21.52%	15.37%	15.78%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks capital appreciation.	Fidelity® VIP Emerging Markets Portfolio - Initial Class	0.87%	41.20%	5.88%	10.93%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK, FMR Japan, FIA, FIA (UK))
Seeks reasonable Income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	0.46%	19.02%	12.51%	11.60%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio - Initial Class	0.25%	4.13%	3.10%	2.03%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Initial Class	0.55%	14.92%	13.70%	17.45%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks high total return through a combination of current income and capital appreciation.	Fidelity® VIP Growth & Income Portfolio - Initial Class	0.47%	21.50%	16.11%	13.84%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio - Initial Class	0.81%	10.36%	4.22%	5.59%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	0.37%	7.22%	0.06%	2.71%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Initial Class	0.55%	11.75%	10.10%	10.59%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity® VIP Real Estate Portfolio - Initial Class	0.60%	3.10%	4.23%	3.87%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks capital appreciation.	Fidelity® VIP Value Strategies Portfolio - Initial Class	0.59%	7.99%	12.14%	10.82%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio - Service Class	0.19%	17.66%	14.20%	14.59%
	Fidelity Management & Research Company (FMR) (Subadviser Geode Capital Management, LLC (Geode))
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.	Franklin Income VIP Fund - Class 1	0.47%	12.87%	7.92%	7.57%
	Franklin Advisers, Inc.
Seeks capital appreciation. Under normal market conditions, the fund invests primarily in US & foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Global Discovery VIP Fund - Class 1	0.91%	23.62%	12.27%	8.79%
	Franklin Mutual Advisers, LLC
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. & foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund - Class 1	0.69%	11.81%	9.49%	7.80%
	Franklin Mutual Advisers, LLC
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund - Class 1	0.66%	7.90%	9.13%	10.09%
	Franklin Mutual Advisers, LLC

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Small-Mid Cap Growth VIP Fund - Class 1	0.84%	2.70%	1.27%	10.16%
	Franklin Advisers, Inc.
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. & foreign debt securities, including those in emerging markets.	Franklin Strategic Income VIP Fund - Class 1	0.82%	7.42%	2.15%	3.36%
	Franklin Advisers, Inc.
Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin U.S. Government Securities VIP Fund - Class 1	0.54%	7.01%	0.26%	1.39%
	Franklin Advisers, Inc.
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund - Class 1	0.50%	16.09%	-0.69%	0.11%
	Franklin Advisers, Inc.
Long-term capital appreciation.	Invesco V.I. American Value Fund - Series I	0.89%	11.67%	10.35%	14.87%
	Invesco Advisers, Inc.
Total return, comprised of current income and capital appreciation.	Invesco V.I. Core Plus Bond Fund - Series I	0.62%	7.09%	-0.11%	2.99%
	Invesco Advisers, Inc.
Capital appreciation and current income.	Invesco V.I. Equity and Income Fund - Series I	0.57%	12.81%	8.94%	8.92%
	Invesco Advisers, Inc.
To seek capital appreciation.	Invesco V.I. Global Fund - Series I	0.81%	15.32%	7.28%	11.00%
	Invesco Advisers, Inc.
To seek total return.	Invesco V.I. Global Strategic Income Fund - Series I	0.95%	12.98%	1.65%	3.01%
	Invesco Advisers, Inc.
Total return, comprised of current income and capital appreciation.	Invesco V.I. Government Securities Fund - Series I	0.70%	7.37%	0.04%	1.60%
	Invesco Advisers, Inc.
To seek long-term growth of capital and income.	Invesco V.I. Growth and Income Fund - Series I	0.75%	15.62%	12.85%	10.73%
	Invesco Advisers, Inc.
To seek capital appreciation.	Invesco V.I. International Growth Fund - Series I	1.00%	16.32%	2.15%	5.64%
	Invesco Advisers, Inc.
To seek capital appreciation.	Invesco V.I. Main Street Fund® - Series I	0.80%	15.93%	12.47%	12.53%
	Invesco Advisers, Inc.
To seek capital appreciation.	Invesco V.I. Main Street Small Cap Fund® - Series I	0.84%	8.70%	8.34%	10.59%
	Invesco Advisers, Inc.
Long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio - Institutional Shares	0.62%	15.11%	8.48%	10.14%
	Janus Henderson Investors US LLC
Long-term growth of capital.	Janus Henderson Enterprise Portfolio - Institutional Shares	0.72%	7.67%	7.62%	12.79%
	Janus Henderson Investors US LLC

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio - Institutional Shares	0.57%	7.40%	-0.23%	2.32%
	Janus Henderson Investors US LLC
Long-term growth of capital.	Janus Henderson Forty Portfolio - Institutional Shares	0.62%	18.14%	11.65%	16.24%
	Janus Henderson Investors US LLC
Long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio - Institutional Shares	0.73%	25.15%	13.71%	21.48%
	Janus Henderson Investors US LLC
Capital appreciation.	Janus Henderson Mid Cap Value Portfolio - Institutional Shares	0.83%	6.50%	8.69%	8.66%
	Janus Henderson Investors US LLC
Long-term growth of capital.	Janus Henderson Overseas Portfolio - Institutional Shares	0.72%	28.87%	9.44%	9.24%
	Janus Henderson Investors US LLC
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I	1.25%	32.96%	4.37%	7.27%
	Morgan Stanley Investment Management Inc. (Subadviser Morgan Stanley Investment Management Company)
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Morgan Stanley VIF Growth Portfolio - Class I	0.57%	35.72%	3.41%	17.76%
	Morgan Stanley Investment Management Inc.
Capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	0.60%	20.33%	10.82%	10.63%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio Class I	0.59%	15.07%	6.89%	7.53%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Current income and preservation of capital.	Morningstar Conservative ETF Asset Allocation Portfolio Class I	0.58%	9.11%	2.45%	3.76%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio Class I	0.57%	18.15%	9.08%	9.32%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	0.59%	11.94%	4.68%	5.73%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)

This Updating Summary Prospectus incorporates by reference the Policies’ Prospectus and Statement of Additional Information (“SAI”), both dated May 1, 2026, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Edgar Contract Identifier: C000060458
LBL7567USP-5